Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Contract Liabilities [Roll Forward]
Beginning balance	$ 14,551	$ 15,067
Revenue deferred during the year	38,500	23,839
Deferred revenue recognized as revenue during the year	(40,397)	(24,355)
Ending balance	12,654	14,551
Contract liabilities - Current	9,582	10,909
Contract liabilities - Non-current	3,072	3,642
Contract liabilities	$ 12,654	$ 14,551